Note 12 - Regulatory Matters - Capital Amounts and Ratios 1 (Details) $ in Thousands	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Tier 1 (Core) Capital to average total assets Bank, actual amount	$ 58,532	$ 55,730	$ 54,415
Tier 1 (Core) Capital to average total assets Bank, actual ratio	0.102	0.1009	0.1008
Tier 1 (Core) Capital to average total assets Bank, to be well capitalized amount	$ 51,652	$ 49,724	$ 48,599
Tier 1 (Core) Capital to average total assets Bank, to be well capitalized ratio	0.09	0.09	0.09